Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Schedule of Mortgage Servicing Rights at Carrying Values (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 57,665	$ 46,754
Accumulated Amortization	(37,304)	(31,415)
Net Carrying Amount	20,361	15,339
Mortgage Servicing Rights [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	4,751	2,146
Accumulated Amortization	(1,253)	(638)
Net Carrying Amount	$ 3,498	$ 1,508